6. COMMON STOCK AND WARRANTS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrants exercised, value	$ 2,064
Fair value adjustments for warrants			1,954	4,451
September 2012 Public Offering
Proceeds from offering			10,091
Underwriting and issuance costs			909
Common stock and warrants issued			1,833,333
July 2012 Public Offering
Proceeds from offering			10,903
Underwriting and issuance costs			1,137
Common stock and warrants issued			1,866,667
Warrants exercised, shares			3,333
Warrants exercised, value			22
December 2011 Private Placement
Proceeds from offering				7,364
Underwriting and issuance costs				$ 642
Common stock and warrants issued				508,333